DECONSOLIDATION OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2013
DECONSOLIDATION OF SUBSIDIARIES
DECONSOLIDATION OF SUBSIDIARIES

4.                                      DECONSOLIDATION OF SUBSIDIARIES

Deconsolidation of Nuomi Holdings Inc and its subsidiaries

Nuomi Holdings Inc and its subsidiaries (collectively the “Nuomi”) primarily provided deep-discount localized social commerce services and products through Nuomi.com to Nuomi users. Entertainment, dining, health and beauty services made up the majority of its social commerce deals.

On August 23, 2013, the Company, Baidu Holdings Limited (“Baidu”) and Nuomi Holdings Inc. (“Nuomi Inc”), entered into a share purchase agreement whereby Baidu would purchase the newly issued shares of Nuomi Inc. On a fully-diluted basis, upon the completion of the transaction on October 26, 2013, the Company’s ownership of Nuomi Inc. was reduced to 31.61%. As a result, from October 26, 2013, the Company no longer retained power of control over Nuomi and accordingly deconsolidated Nuomi’s financial statements from the Company’s consolidated financial statements.

On October 26, 2013, the Company used equity method to account for the investment in Nuomi Inc at value of $63,626, which represents fair value of 31.61% equity interest in Nuomi Inc. and was determined by the Company with the assistance of an independent valuation firm. On the same date, the Company calculated a gain on loss of control of $132,821, which is recorded as “gain on deconsolidation of the subsidiaries” in the statements of operations. The gain on such deconsolidation is calculated as follows:

As of
October 26, 2013

Fair value of 31.61% shares in Nuomi Inc.	$63,626
Less: Cash and cash equivalents	18,310
Prepaid expenses and other current assets	26,417
Property and equipment, net	1,318
Other non-current assets	190
Accounts payable	(28,467)
Accrued expenses and other payables	(10,957)
Amounts due to Renren Inc.	(74,825)
Deferred revenue	(1,181)
Gain on deconsolidation of Nuomi Inc.	$132,821

In February 2014, the Company sold the remaining 31.61% shares in Nuomi Inc. to Baidu with a cash consideration of $68,066. Besides, pursuant to resolution agreed among the Company, Nuomi Inc. and Baidu, immediately before the completion of this deal, Nuomi Inc. would pay to the Company $55,000 as a final dividend (see note 29). Upon the completion of above two transactions, the Company disposed all its shares in Nuomi Inc. As such, as of December 31, 2013, the Company treated the operations of Nuomi as discontinued and presented the investment in Nuomi Inc. separately under the caption “Equity method investment-current” in current assets in the consolidated balance sheets.

Deconsolidation of Beijing Qingting Technology Development Co. Ltd (“Qingting”)

Beijing Qingting Technology Development Co. Ltd., or Qingting was jointly established by the Company and eLong Inc, or eLong in April 2011 to operate travel interest-related fengche.com website in China. The Company held 65% equity interest of Qingting until February 2012, when the Company purchased the remaining 35% equity interest of Qingting from eLong with total cash consideration of $555. As a result, Qingting became a 100% owned subsidiary of the Company as of December 31, 2012.

On October 31, 2013, the Company sold 60% equity interest of Qingting to an independent individual for a cash consideration of $81. Upon the completion of the transaction on October 31, 2013, the Company’s ownership of Qingting was reduced to 40%. As a result, from November 1, 2013, the Company no longer retained power of control over Qingting and accordingly deconsolidated Qingting’s financial statements from the Company’s consolidated financial statements.

On October 31, 2013, the Company used equity method to account for the investment in Qingting at value of $160, which represents fair value of 40% equity interest in Qingting. On the same date, the Company calculated a loss on loss of control of $156, which is recorded as a deduction of “gain on deconsolidation of the subsidiaries” in the statements of operations. The loss on such deconsolidation is calculated as follows:

As of
October 31, 2013

Cash consideration received	$81
Fair value of 40% investment in Qingting	160
Less: Cash and cash equivalents	328
Prepaid expenses and other current assets	5
Property and equipment, net	64
Loss on deconsolidation of Qingting	$(156)

As of December 31, 2013, the Company treated the operations of Qingting as discontinued.